RIGHT OF USE AND LEASE LIABILITIES	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
RIGHT OF USE AND LEASE LIABILITIES
18. RIGHT OF USE AND LEASE LIABILITIES

a)  Right-of-use assets

	Consolidated
	Useful life in Years (a)	2020	Additions	Write-offs	Impairment (b)	Transfers (c)	Exchange rate variation	2021
Cost:
Vehicles	3	157,867	32,288	(23,519)	-	-	1,426	168,062
Machinery and equipment	3 to 10	53,048	4,278	(24,140)	-	-	443	33,629
Buildings	3 to 10	1,616,833	300,181	(436,405)	(4,690)	3,363	63,736	1,543,018
IT equipment	10	30,000	4,224	(3,904)	-	-	1,483	31,803
Retail stores	3 to 10	3,338,104	505,871	(489,808)	-	3,888	59,540	3,417,595
Tools and accessories	3	3,187	256	(2,460)	-	-	70	1,053
Total cost		5,199,039	847,098	(980,236)	(4,690)	7,251	126,698	5,195,160

Depreciation value:
Vehicles		(63,422)	(50,181)	20,808	-	-	1,286	(91,509)
Machinery and equipment		(21,045)	(10,772)	15,067	-	-	(383)	(17,133)
Buildings		(399,765)	(268,902)	182,535	-	(3,069)	(17,844)	(507,045)
IT equipment		(19,161)	(8,364)	3,904	-	-	(789)	(24,410)
Retail stores		(1,291,346)	(659,109)	485,123	-	-	6,820	(1,458,512)
Tools and accessories		(2,253)	(681)	2,460	-	-	(108)	(582)
Total accrued depreciation		(1,796,992)	(998,009)	709,897	-	(3,069)	(11,018)	(2,099,191)
Net total		3,402,047	(150,912)	(270,338)	(4,690)	4,182	115,680	3,095,969

	Consolidated
	Useful life in Years (a)	2019	Subsidiary Acquisition	Additions	Write-offs	Impairment (b)	Transfers (c)	Exchange rate variation	2020
Cost:
Vehicles	3	40,018	42,467	61,878	(441)	-	-	13,945	157,867
Machinery and equipment	3 to 10	15,578	14,034	11,265	-	-	-	12,171	53,048
Buildings	3 to 10	784,900	489,740	146,695	(16,094)	-	-	211,592	1,616,833
IT equipment	10	283	18,429	6,211	(323)	-	-	5,400	30,000
Retail stores	3 to 10	2,350,377	-	384,502	(25,189)	(148,050)	(2,962)	779,426	3,338,104
Tools and accessories	3	2,803	-	-	-	-	-	384	3,187
Total cost		3,193,959	564,670	610,551	(42,047)	(148,050)	(2,962)	1,022,918	5,199,039

Depreciation value:
Vehicles		(8,109)	-	(54,558)	192	-	-	(947)	(63,422)
Machinery and equipment		(4,317)	-	(14,899)	-	-	-	(1,829)	(21,045)
Buildings		(97,190)	-	(291,431)	12,448	-	-	(23,592)	(399,765)
IT equipment		(214)	-	(18,694)	-	-	-	(253)	(19,161)
Retail stores		(463,332)	-	(643,441)	3,527	-	-	(188,100)	(1,291,346)
Tools and accessories		(936)	-	(936)	-	-	-	(381)	(2,253)
Total accrued depreciation		(574,098)	-	(1,023,959)	16,167	-	-	(215,102)	(1,796,992)
Net total		2,619,861	564,670	(413,408)	(25,880)	(148,050)	(2,962)	807,816	3,402,047

a)	The useful lives applied refer to the term of the contracts in which the Company is sure that it will use the assets underlying the lease contracts according to the contractual terms.
b)	On December 31, 2021, an impairment of R$4,690 was recorded referring to the impairment loss of some stores of the Natura and The Body Shop. On December 31, 2020, an impairment of R$148,050 was recorded; out of this amount R$140,050 was related to the legacy stores of subsidiary The Body Shop, which were previously included in the store closure plan, which were subsequently impacted by the effects of pandemic, predominantly in the United States. In the current estimate of the value in use, an annual pre-tax discount rate of 6.59% was used.
c)	Refers to key money related to store rentals. This amount is transferred from “right of use” to "intangible assets” when a new commercial agreement with the lessor is not yet signed.

	Consolidated
	2021	2020
Amounts recognized in the statement of profit or loss and losses for the years ended December 31, 2021 and 2020
Financial expense on lease	210,669	229,544
Amortization of right-of-use	998,009	1,023,959
Appropriation in the result of variable lease installments not included in the measurement of lease liabilities	70,075	45,952
Sublease revenue	(30,026)	(27,079)
Short-term lease expenses and low-value assets	83,468	72,546
Benefits granted by lessor related to Covid-19	(80,037)	(58,700)
Other lease-related expenses	58,609	40,206
Impairment losses	4,690	144,500
Total	1,315,457	1,470,928

Amounts recognized in the financing activities in the cash flow statement
Lease payments (principal)	1,077,611	843,338
Amounts recognized in the operating activities in the cash flow statement
Lease payments (interest)	219,574	225,420
Variable lease payments, not included in the measurement of lease liabilities	70,787	33,835
Short-term and low-value assets lease payments	74,188	51,675
Other lease-related payments	95,824	82,150
Total	1,537,984	1,236,418

b)  Lease liabilities

	Consolidated
	2021	2020
Current	1,005,523	1,059,661
Non-current	2,542,339	2,798,794
Total	3,547,862	3,858,455

Below are the changes in lease liability balances for the year ended December 31, 2021 and 2020:

Consolidated
Balance as of December 31, 2019	2,517,565
New contracts and modifications	559,905
Acquisition of subsidiary	777,200
Lease payments – principal	(843,338)
Lease payments – interest	(225,420)
Appropriation of financial charges	229,544
Write-offs (a)	(193,174)
Exchange rate variation (OCI)	1,036,173
Balance as of December 31, 2020	3,858,455
New contracts and modifications	737,899
Lease payments (principal)	(1,077,611)
Lease payments (interest)	(219,574)
Appropriation of financial charges	210,669
Write-offs (a)	(105,790)
Exchange rate variation (OCI)	143,814
Balance as of December 31, 2021	3,547,862

a) Refers mainly to the termination of contracts related to store leases.

The amount of lease payments, considering the interests payments, and corresponding maturities, are disclosed in note 6.2 item f.

The maturity analysis of the lease liability non-current balance of are as follows:

	Consolidated
	2021	2020
2022	-	419,240
2023	749,030	408,977
2024	575,223	406,572
2025 onwards (2025 onwards to the year 2020)	716,879	1,564,005
2026 onwards	501,207	-
Total	2,542,339	2,798,794

The table below set forth the rates applied, according to the lease terms:

As described in note 3.13.2, the Company applied its incremental borrowing rate as the discount rate on lease liabilities. Considering that the Company’s lease contracts are substantially contracts with payment flows indexed by inflation indices and, also considering the disclosure suggestions published in CVM Circular Letter 02/19, the Company presents below additional information on the characteristics of the lease contracts so that users of the financial statements may, at its discretion, carry out projections of future payment flows indexed to inflation. Most of the lease liabilities refer to subsidiaries Avon, The Body Shop and Aesop operations, which contracts were signed substantially in developed economies countries. Therefore, for these countries, the potential effects of the discount would not be significant given its history of low inflation rates.

		Contractual Payments - Consolidated
Maturity	Average discount rate	2022	2023	2024	2025	2026	Onwards 2027
2022-2023	0.5% to 10.8%	21,498	10,100	8,829	7,835	5,451	6,048
2024-2026	1.1% to 12.2%	1,182,969	675,518	527,363	637,337	310,950	33,917
2027-2029	1.7% to 14%	30,421	32,638	35,490	38,684	37,527	40,940
2030-2032	2.2% to 15.5%	3,212	2,992	3,390	3,850	4,371	12,645
Total		1,238,100	721,248	575,072	687,706	358,299	93,550
Projected inflation[1]		5%	3%	3%	3%	3%	3%

¹ Rates obtained through future prices of DI coupons versus National Consumer Price Index (IPCA) observed in B3, applied to Brazilian contracts.